CONTRIBUTED SURPLUS-WARRANT RESERVE (Details) - Summary of Equity Warrants Were Outstanding	9 Months Ended
Sep. 30, 2022 $ / shares shares
CONTRIBUTED SURPLUS-WARRANT RESERVE (Details) - Summary of Equity Warrants Were Outstanding [Line Items]
Number Issued	11,231,308
Number Outstanding	9,912,633
27-Mar-20 [Member]
CONTRIBUTED SURPLUS-WARRANT RESERVE (Details) - Summary of Equity Warrants Were Outstanding [Line Items]
Expiry Date	27-Mar-25
Exercise Price (in Dollars per share) | $ / shares	$ 0.21
Number Issued	154,350
Number Outstanding	93,100
06-May-20 [Member]
CONTRIBUTED SURPLUS-WARRANT RESERVE (Details) - Summary of Equity Warrants Were Outstanding [Line Items]
Expiry Date	06-Nov-25
Exercise Price (in Dollars per share) | $ / shares	$ 0.45
Number Issued	125,455
Number Outstanding	73,343
10-Jun-20 [Member]
CONTRIBUTED SURPLUS-WARRANT RESERVE (Details) - Summary of Equity Warrants Were Outstanding [Line Items]
Expiry Date	10-Jun-24
Exercise Price (in Dollars per share) | $ / shares	$ 1.25
Number Issued	1,260,000
Number Outstanding	643,387
26-Jan-21 [Member]
CONTRIBUTED SURPLUS-WARRANT RESERVE (Details) - Summary of Equity Warrants Were Outstanding [Line Items]
Expiry Date	26-Jan-26
Exercise Price (in Dollars per share) | $ / shares	$ 1.94
Number Issued	518,234
Number Outstanding	515,834
26-Jan-21 One [Member]
CONTRIBUTED SURPLUS-WARRANT RESERVE (Details) - Summary of Equity Warrants Were Outstanding [Line Items]
Expiry Date	26-Jan-26
Exercise Price (in Dollars per share) | $ / shares	$ 2
Number Issued	3,709,677
Number Outstanding	3,123,377
24-Feb-21 [Member]
CONTRIBUTED SURPLUS-WARRANT RESERVE (Details) - Summary of Equity Warrants Were Outstanding [Line Items]
Expiry Date	24-Feb-23
Exercise Price (in Dollars per share) | $ / shares	$ 3
Number Issued	4,792,625
Number Outstanding	4,792,625
24-Feb-21 One [Member]
CONTRIBUTED SURPLUS-WARRANT RESERVE (Details) - Summary of Equity Warrants Were Outstanding [Line Items]
Expiry Date	24-Feb-23
Exercise Price (in Dollars per share) | $ / shares	$ 3
Number Issued	670,967
Number Outstanding	670,967